Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency

Foreign Exchange Risk

The Corporation is subject to foreign currency exposure on its financial instruments and the translation of its subsidiaries with foreign functional currencies to USD. The Corporation primarily manages its foreign currency exposure through its hedging instruments. See note 19. As at December 31, 2018, the Corporation’s significant foreign exchange currency exposure on its financial instruments by currency was as follows (in U.S. dollar equivalents):

	CDN	EUR	GBP	AUD
Cash	10,098	102,757	150,372	3,279
Restricted cash	—	998	—	5,837
Equity in unquoted companies – FVTPL	—	6,138	—	—
Accounts receivable	8,884	52,127	48,984	2,681
Derivatives	—	42,983	—	—
Accounts payable and accrued liabilities	(10,811)	(52,457)	(176,978)	(46,700)
Long-term debt	—	(951,980)	—	—
Derivatives	—	(1,843)	(12,819)	—
Customer deposits	(407)	(83,582)	(53,418)	(39,120)

Schedule of Effect on Earnings Before Tax of Exchange Rate

The table below details the effect on equity and earnings before tax of a 10% strengthening or weakening of the USD exchange rate at the balance sheet date for balance sheet items denominated in CDN, EUR, GBP and AUD after the effect of the Corporation’s hedging activities:

	Earnings impact - gain (loss)		Equity impact - gain (loss)
	10% Strengthening	10% Weakening	10% Strengthening	10% Weakening
Currency	$000’s	$000’s	$000’s	$000’s
CDN	(421)	421	(355)	355
EUR	(6,765)	6,765	95,251	(95,251)
GBP	555	(555)	3,831	(3,831)
AUD	(43)	43	7,445	(7,445)

The table below details the effect on equity of a 10% strengthening or weakening of the EUR:USD or the EUR:GBP exchange rates on the valuations of the Swap Agreements that hedge the USD First Lien Term Loan. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates.

	$000's
	- 10%	+ 10%
USD:EUR exchange rate	(242,072)	266,280
EUR:GBP exchange rate	(133,285)	146,614

The table below details the effect on earnings before tax of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on these loans after the effect of the Corporation’s hedging activities. 100 basis points sensitivity is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	Net earnings (loss) $000's
	- 100 bps	+ 100 bps
USD LIBOR	7,249	(7,886)
EURIBOR	—	(4,734)

The table below details the effect on equity of a 100 basis points strengthening or weakening of the LIBOR and EURIBOR interest rates on the valuations of the Swap Agreements that hedge the USD First Lien Term Loan. 100 basis points is the sensitivity rate used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates:

	$000's
	- 100 bps	+ 100 bps
LIBOR	(6,690)	6,097
GBP LIBOR	(60,259)	57,436
EURIBOR	(50,227)	47,596

Schedule of Age of Receivables

Age of receivables that are past due but not impaired:

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Past due less than 181 days	2,103	1,707
Past due more than 181 days	2,309	879
Total	4,412	2,586

Schedule of Age of Impaired Trade Receivables	Age of impaired trade receivables:
	As at December 31,
In thousands of U.S. Dollars	2018	2017
Past due less than 181 days	308	—
Past due more than 181 days	16,520	166
Total past due	16,828	166

Schedule of Information about Terms of Financial Obligations and Liabilities

The following table provides information about the terms of the Corporation’s financial obligations and liabilities:

	On	Less than 1	2 to 5	Greater than
	demand	year	years	5 years
	$000’s	$000’s	$000’s	$000’s
Accounts payable and other liabilities *	131,268	242,108	79,716	—
Customer deposits	431,376	—	—	—
Derivatives	—	16,493	6,068	—
Provisions	—	39,189	3,844	158
Long-term debt **	—	349,328	1,363,382	5,816,656
Total	562,644	647,118	1,453,010	5,816,814

* Excludes VAT and other taxes as well as the interest accrual on Senior Notes, which are all included in accounts payable and other liabilities on the statements of financial position

** Includes principal and interest, including the interest accrual on Senior Notes